Significant Accounting Policies - Schedule of Annual Rates of Depreciation (Details)	Dec. 31, 2025
Computers and electronic equipment [Member] | Minimum [Member]
Schedule of Fair Value for Options Granted [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	15.00%
Computers and electronic equipment [Member] | Maximum [Member]
Schedule of Fair Value for Options Granted [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Schedule of Fair Value for Options Granted [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Schedule of Fair Value for Options Granted [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Leasehold improvements [Member]
Schedule of Fair Value for Options Granted [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	At the shorter of the lease period or useful life of the leasehold improvement